United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners LP
Address:	11 East 44th St. Ste. 700
		New York, NY 10017

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        May 09, 2012
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ x ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		1
						---

Form 13F Information Table Entry Total:		66
						----

Form 13F Information Table Value Total:		$337,119
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1 - 13F file number 028-14377 Arbiter Partners QP, LP

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Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
ASB BANCORP INC CMN                 COM 00213T109         399      30462  SH            Defined         1     30462
AGNICO EAGLE MINES LTD CM           COM 008474108        2232      66845  SH            Defined         1     66845
AGNICO EAGLE MINES LTD CM           COM 008474108        1275      38197  SH     Call   Defined         1         0
ALICO INC CMN                       COM 016230104         360      15572  SH            Defined         1     15572
ALLSTATE CORPORATION COMM               020002101        2440      74102  SH     Call   Defined         1         0
AMERIANA BANCORP CMN                COM 023613102          69      14483  SH            Defined         1     14483
ANADARKO PETROLEUM CORP C               032511107       18702     238731  SH     Call   Defined         1         0
IPATH DOW JONES- UBS NATU               06739H644         -45      11746  SH      Put   Defined         1         0
IPATH S&P 500 VIX SHORT-T               06740C261       -7583     451870  SH      Put   Defined         1         0
CIFC CORP CMN                       COM 12547R105         120      19388  SH            Defined         1     19388
WTS/CAPITAL ONE FINANCIAL           WTS 14040H139        1808      79216  SH     Call   Defined         1         0
CAPITAL SENIOR LIVING COR           COM 140475104       12491    1351890  SH            Defined         1   1351890
CISCO SYSTEMS, INC. CMN                 17275R102        5077     240068  SH     Call   Defined         1         0
CORELOGIC INC CMN                   COM 21871D103         468      28648  SH            Defined         1     28648
COWEN GROUP, INC. CMN               COM 223622101         993     366597  SH            Defined         1    366597
CURRENCYSHARES AUSTRALIAN               23129U101      -14879     143239  SH      Put   Defined         1         0
DEVON ENERGY CORPORATION            COM 25179M103        3396      47746  SH            Defined         1     47746
DEVON ENERGY CORPORATION            COM 25179M103       40844     574292  SH     Call   Defined         1         0
DIREXION ETF TRUST SMALL                25459W847       -8820     141329  SH      Put   Defined         1         0
EQUINIX INC CMN                         29444U502       42099     267379  SH     Call   Defined         1         0
FIRST M & F CORP CMN                COM 320744105         120      25033  SH            Defined         1     25033
GENERAL DYNAMICS CORP. CM               369550108        7007      95492  SH     Call   Defined         1         0
GENWORTH FINANCIAL INC CM           COM 37247D106        7146     858858  SH            Defined         1    858858
GLOBALSTAR, INC. CMN                COM 378973408         269     385312  SH            Defined         1    385312
GOLDMAN SACHS GROUP, INC.               38141G104       56508     454353  SH     Call   Defined         1         0
GREEN MNTN COFFEE ROASTER               393122106       -7854     167685  SH      Put   Defined         1         0
GREIF INC CMN CLASS B               COM 397624206       33168     584266  SH            Defined         1    584266
HOPFED BANCORP INC CMN              COM 439734104         137      16340  SH            Defined         1     16340
INTERVEST BANCSHARES CORP           COM 460927106          62      16333  SH            Defined         1     16333
ISHARES RUSSELL 2000 GROW               464287648      -67263     705212  SH      Put   Defined         1         0
ISHARES RUSSELL 2000 INDE               464287655      -14669     177139  SH      Put   Defined         1         0
ISHARES SILVER TRUST ETF                46428Q109        6212     197956  SH     Call   Defined         1         0
LENNAR CORP CMN CLASS B             COM 526057302        1308      58537  SH            Defined         1     58537
LIBERTY INTERACTIVE CORP            COM 53071M104        7166     375382  SH            Defined         1    375382
LORAL SPACE &COMMUNICATIO           COM 543881106        6131      77014  SH            Defined         1     77014
LOWES COMPANIES INC CMN                 548661107       11387     362871  SH     Call   Defined         1         0
M T R GAMING GROUP INC CM           COM 553769100        9632    1961688  SH            Defined         1   1961688
MICROSOFT CORPORATION CMN           COM 594918104        8852     274445  SH            Defined         1    274445
MICROSOFT CORPORATION CMN           COM 594918104       27777     861151  SH     Call   Defined         1         0
MOD PAC CORP CMN                    COM 607495108         117      16583  SH            Defined         1     16583
NATL WESTN LIFE INS CO CL           COM 638522102        3276      23936  SH            Defined         1     23936
NEWMONT MINING CORPORATIO               651639106       34271     668447  SH     Call   Defined         1         0
PEOPLES BANCORP OF NORTH            COM 710577107         180      22377  SH            Defined         1     22377
PREMIER FINANCIAL BANCORP           COM 74050M105          91      11759  SH            Defined         1     11759
PRESIDENTIAL LIFE CORP CM           COM 740884101       21178    1852878  SH            Defined         1   1852878
PROSHARES TRUST II-ULTRA                74347W841       -3230      59301  SH      Put   Defined         1         0
RAYTHEON CO CMN                         755111507       11189     211993  SH     Call   Defined         1         0
SALESFORCE.COM, INC CMN                 79466L302       -9590      62070  SH      Put   Defined         1         0
SEALED AIR CORPORATION CM           COM 81211K100       18511     958633  SH            Defined         1    958633
SYMETRA FINANCIAL CORPORA           COM 87151Q106        7271     630575  SH            Defined         1    630575
TESLA MOTORS, INC. CMN                  88160R101       -1600      42972  SH      Put   Defined         1         0
TIME WARNER CABLE INC. CM               88732J207        2335      28648  SH     Call   Defined         1         0
UNITED PARCEL SERVICE, IN               911312106        3854      47746  SH     Call   Defined         1         0
US NATURAL GAS FUND LP ET               912318201       -2245     141042  SH      Put   Defined         1         0
VIRGIN MEDIA INC CMN                    92769L101         239       9549  SH     Call   Defined         1         0
WARREN RESOURCES INC. CMN           COM 93564A100        4917    1508337  SH            Defined         1   1508337
WASTE MANAGEMENT INC CMN                94106L109        3338      95492  SH     Call   Defined         1         0
WESTERN DIGITAL CORP CMN            COM 958102105        6324     152788  SH            Defined         1    152788
WESTERN DIGITAL CORP CMN            COM 958102105        1186      28648  SH     Call   Defined         1         0
WPX ENERGY, INC. CMN                COM 98212B103         929      51566  SH            Defined         1     51566
CIL .3333 FRAC WPX CMN SH               9EQ2LV2L0         914      24828  SH     Call   Defined         1         0
ASSURED GUARANTY LTD. CMN           COM G0585R106        8358     505985  SH            Defined         1    505985
ASSURED GUARANTY LTD. CMN           COM G0585R106        3155     190985  SH     Call   Defined         1         0
SEAGATE TECHNOLOGY PLC CM               G7945M107        5148     190985  SH     Call   Defined         1         0
XL GROUP PLC CMN                    COM G98290102        2560     118029  SH            Defined         1    118029
XL GROUP PLC CMN                    COM G98290102       19901     917492  SH     Call   Defined         1         0



*Long puts reflect a negative notional value and have been subtracted from the total notional value.
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